Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Income Statement [Abstract]
REVENUE - Non-related party	$ 803,840
COST OF REVENUE	(614,967)
GROSS PROFIT	188,873
OTHER INCOME	7,926
SELLING AND DISTRIBUTION EXPENSES	(529,780)
GENERAL AND ADMINISTRATIVE EXPENSES	(348,067)	(31,912)
LOSS FROM OPERATIONS	(681,048)	(31,912)
INTEREST INCOME
LOSS BEFORE INCOME TAX	(681,048)	(31,912)
INCOME TAXES EXPENSE	(1,418)
NET LOSS	(682,466)	(31,912)
Other comprehensive income:
Foreign exchange adjustment gain	7,215
COMPREHENSIVE LOSS	$ (675,251)
Net loss per share - Basic and diluted	$ (0.01)
Weighted average number of common shares outstanding - Basic and diluted	76,426,231